(31) INSURANCE	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
INSURANCE

The subsidiaries maintain insurance policies with coverage based on specialized advice and takes into account the nature and degree of risk. The amounts are considered sufficient to cover any significant losses on assets and/or responsibilities. Expenses related to coverages are as follows:

Description	Type of cover	Dec. 31, 2017	Dec. 31, 2016 (*)	31/12/2015 (*)
Concession financial asset / Intangible assets	Fire, lightening, explosion, machinery breakdown, electrical damage and engineering risk	7,440,359	9,679,825	8,634,344
Transport	National transport	302,364	416,358	319,834
Stored materials	Fire, lightning, explosion and robbery	229,496	232,849	171,585
Automobiles	Comprehensive cover	16,779	13,235	6,544
Civil liability	Electric energy distributors	263,000	200,000	118,000
Personnel	Group life and personal accidents	694,341	234,357	202,989
Others	Operational risks and others	158,340	281,914	323,200
Total		9,104,679	11,058,537	9,776,496
(*) Information not audited by independent auditors

For the civil liability insurance of the officers, the insured amount is shared among the companies of the CPFL Energia Group. The premium is paid individually by each company involved, and the gross revenue is the base for the apportionment criterion.